Schedule of Condensed Consolidating Guarantor Statements of Operations (Detail) - USD ($) $ in Millions	3 Months Ended									6 Months Ended		12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Jun. 30, 2017	Jun. 30, 2016	Dec. 31, 2016		Dec. 31, 2015	Dec. 31, 2014
Revenues
Sales of VOI's, net	$ 143			$ 114						$ 261	$ 229	$ 508		$ 492	$ 520
Sales, Marketing, license and other fees	144			128						274	246	499		457	300
Financing	36			34						71	66	134		127	121
Resort and club management	35			34						71	65	143		125	112
Rental and ancillary services	47			49						93	94	173		164	157
Cost reimbursements	34			32						68	61	126		110	107
Total revenues	439	$ 415	$ 407	391	$ 370	$ 381	$ 373	$ 360	$ 361	838	761	1,583		1,475	1,317
Expenses
Cost of VOI sales	34			28						67	66	152		173	126
Sales and marketing	169			151						321	286	605		541	479
Financing	11			8						21	16	32		32	33
Resort and club management	10			8						20	16	36		32	29
Rental and ancillary services	31			30						58	56	113		113	110
General and administrative	29			21						52	37	92		57	40
Depreciation and amortization	7			6						14	11	24		22	18
License fee expense	23			20						43	39	80		74	62
Cost reimbursements	34			32						68	61	126		110	107
Total operating expenses	348	339	333	304	284	291	281	286	296	664	588	1,260		1,154	1,004
Loss (gain) on foreign currency transactions	0			1						0	1	0		0	(2)
Allocated Parent interest expense				(7)							(13)	(26)		(29)	(36)
Interest expense	(7)									(14)		(3)
Other gain (loss), net				(1)						0	(1)	(1)		0	5
Income (loss) before income taxes	84	65	68	80	80	83	85	67	57	160	160	293		292	280
Income tax expense	(33)			(33)						(59)	(65)	(125)		(118)	(113)
Income (loss) before equity in earnings (loss) from subsidiaries										101	95	168		174	167
Net income (loss)	51	$ 38	$ 35	47	$ 48	$ 49	$ 51	$ 40	$ 34	101	95	168	[1]	174	167
Operating segments
Revenues
Total revenues	$ 415			$ 365						786	712	1,482		1,385	1,225
Operating segments | Parent Company
Expenses
Allocated Parent interest expense											(13)	(17)
Income (loss) before income taxes											(13)	(17)
Income (loss) before equity in earnings (loss) from subsidiaries											(13)	(17)
Equity in earnings (loss) from subsidiaries										101	108	185
Net income (loss)										101	95	168
Operating segments | Subsidiary Issuer
Expenses
General and administrative												1
Total operating expenses												1
Interest expense										(14)		(3)
Income (loss) before income taxes										(14)		(4)
Income (loss) before equity in earnings (loss) from subsidiaries										(14)		(4)
Equity in earnings (loss) from subsidiaries										115		189
Net income (loss)										101		185
Operating segments | Guarantor Subsidiaries
Revenues
Sales of VOI's, net										243	227	495		488	517
Sales, Marketing, license and other fees										274	246	501		457	300
Financing										31	38	73		60	39
Resort and club management										69	64	143		125	112
Rental and ancillary services										92	92	171		161	154
Cost reimbursements										65	60	123		106	103
Total revenues										774	727	1,506		1,397	1,225
Expenses
Cost of VOI sales										65	66	150		172	125
Sales and marketing										315	285	605		542	479
Financing										9	8	18		16	15
Resort and club management										18	16	36		32	29
Rental and ancillary services										57	53	108		108	104
General and administrative										49	37	91		57	40
Depreciation and amortization										14	11	24		22	18
License fee expense										43	39	80		74	62
Cost reimbursements										65	60	123		106	103
Total operating expenses										635	575	1,235		1,129	975
Loss (gain) on foreign currency transactions											1				(2)
Allocated Parent interest expense												(9)		(29)	(36)
Other gain (loss), net											(1)	(1)			5
Income (loss) before income taxes										139	152	261		239	217
Income tax expense										(59)	(65)	(125)		(118)	(113)
Income (loss) before equity in earnings (loss) from subsidiaries										80	87	136		121	104
Equity in earnings (loss) from subsidiaries										35	21	53		53	63
Net income (loss)										115	108	189		174	167
Operating segments | Non-Guarantor Subsidiaries
Revenues
Sales of VOI's, net										18	2	13		4	3
Sales, Marketing, license and other fees										2		2		2	1
Financing										43	30	66		73	89
Resort and club management										2	1
Rental and ancillary services										1	2	2		3	3
Cost reimbursements										3	1	3		4	4
Total revenues										69	36	86		86	100
Expenses
Cost of VOI sales										2		2		1	1
Sales and marketing										8	1	4		1	1
Financing										15	10	19		22	25
Resort and club management										2
Rental and ancillary services										1	3	5		5	6
General and administrative										3
Cost reimbursements										3	1	3		4	4
Total operating expenses										34	15	33		33	37
Income (loss) before income taxes										35	21	53		53	63
Income (loss) before equity in earnings (loss) from subsidiaries										35	21	53		53	63
Net income (loss)										35	21	53		53	63
Consolidation, Eliminations
Revenues
Sales, Marketing, license and other fees										(2)		(4)		(2)	(1)
Financing										(3)	(2)	(5)		(6)	(7)
Total revenues										(5)	(2)	(9)		(8)	(8)
Expenses
Sales and marketing										(2)		(4)		(2)	(1)
Financing										(3)	(2)	(5)		(6)	(7)
Total operating expenses										(5)	(2)	(9)		(8)	(8)
Equity in earnings (loss) from subsidiaries										(251)	(129)	(427)		(53)	(63)
Net income (loss)										$ (251)	$ (129)	$ (427)		$ (53)	$ (63)

[1]	Net income earned prior to October 24, 2016, is included in Additional paid-in capital instead of Accumulated retained earnings since the accumulation of retained earnings began as of the date of issuance of the Company's common stock to Park Hotel & Resorts. See Note 1: Organization for further discussion.